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February 2, 2005

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD HORIZON FUNDS
     FILE NO.  FILE NO.  33-56443
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Commissioners:

Enclosed is the 23rd Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Horizon Funds (the "Trust"). The purposes of this Amendment are to: (1) disclose the amended terms of Vanguard Capital Opportunity Fund's investment advisory fee arrangement with PRIMECAP Management Company (Vanguard Capital Opportunity Fund is a series of the Trust); and (2) effect a number of non-material editorial changes.

     Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on April 4, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on April 4, 2005.

     Please contact me at (610)503-2320 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Christopher A. Wightman
Associate Counsel



The Vanguard Group, Inc.

Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission